Commitments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Disclosure of Commitments [Line Items]
Amount of regular milestone payments	$ 2,250
Amount of clinical development milestone payments	3,000
Letter of credit payables	429	$ 0
Oncology Platform
Disclosure of Commitments [Line Items]
Long term purchase commitments		807
Trogarzo®
Disclosure of Commitments [Line Items]
Long term purchase commitments	16,001	14,682
Multidose pass injector developed
Disclosure of Commitments [Line Items]
Line of credit facility outstanding	$ 1,407